Description of Operations	12 Months Ended
Sep. 30, 2012
Description Of Operations [Abstract]
Description of Operations

Note 2—Description of Business, Nature of Operations and Pending Merger

The Bank was originally chartered in 1887 as Community Savings and Loan, a New York State-chartered savings and loan association. In 1980, it converted to a New York State-chartered savings bank and changed its name to Community Mutual Savings Bank of Southern New York. In 1983, Community Mutual Savings Bank of Southern New York changed its name to Community Mutual Savings Bank. In 2007, the Bank reorganized to a federally-chartered mutual savings bank and simultaneously converted from a federally-chartered mutual savings bank to a federally-chartered stock savings bank, with the concurrent formation of the Company. The Company, a stock holding company for the Bank, conducted a public offering of its common stock in connection with the conversion. After the 2007 conversion and offering, all of the Bank's stock became owned by the Company. In June 2012, the Bank completed its conversion from a federally-chartered savings bank to a New York state-chartered savings bank after receiving approval from the New York State Department of Financial Services ("NYSDFS") and non-objection from the Office of the Comptroller of the Currency ("OCC"), and changed its name to CMS Bank. The Company will continue to be regulated as a savings and loan holding company by the Federal Reserve Bank of Philadelphia as long as the Bank continues to meet the requirements to remain a "qualified thrift lender" under the Home Owners' Loan Act.

The Bank is a community and customer-oriented retail savings bank offering residential mortgage loans and traditional deposit products and commercial real estate, small business and consumer loans in Westchester County, New York, and the surrounding areas. The Bank also invests in various types of assets, including securities of various government-sponsored enterprises, corporations, municipalities and mortgage-backed securities. The Bank's revenues are derived principally from interest on loans, interest and dividends received from its investment securities and fees for bank services. The Bank's primary sources of funds are deposits, scheduled amortization and prepayments of loan principal and mortgage-backed securities, maturities and calls of investment securities, funds provided by operations and borrowings from the Federal Home Loan Bank of New York ("FHLB").

On August 10, 2012, the Company announced that it entered into a definitive merger agreement with Customers Bancorp, Inc., headquartered in Wyomissing, Pennsylvania ("Customers") whereby through a series of transactions, the Company will be merged into Customers, and the Bank will be merged into Customers' wholly-owned bank subsidiary, Customers Bank, a Pennsylvania state-chartered bank headquartered in Phoenixville, Pennsylvania (the "Merger"). Upon completion of the Merger, Customers will have acquired all outstanding shares of CMS Bancorp's common stock in exchange for shares of Customers' common stock. Any fractional shares that result due to this exchange of shares will be paid in cash. The total transaction value, as calculated on the date of the merger announcement, is approximately $20.8 million. The Merger Agreement provides for CMS Bancorp's stockholders to receive shares of Customers' voting common stock based upon an exchange ratio determined at the closing of the transaction, with fractional shares to be cashed out. The exchange ratio formula provides that CMS Bancorp stock will be valued at 95% CMS Bancorp's common stockholders' equity as of the month end prior to the closing, while Customers' stock will be valued at 125% of Customers' modified stockholder equity as of the month end prior to closing. Modified stockholders' equity is defined as June 30, 2012 common stockholders' equity plus additions to retained earnings through the month-end prior to closing. If, however, the closing occurs on or after April 30, 2013, the valuation date will be fixed as of March 31, 2013. Shares issued by Customers in capital raises and purchase accounting adjustments from any other acquisitions will not be included in calculating modified stockholders' equity.

The Merger Agreement has been unanimously approved by CMS Bancorp's Board of Directors and the transactions contemplated by the Merger Agreement are subject to various conditions including, among other things, (i) approval of the Merger by the holders of a majority of the outstanding shares of CMS Bancorp's common stock; (ii) the receipt of all required regulatory approvals; (iii) the non-occurrence of any event that has a material adverse effect on CMS Bancorp and its subsidiaries; and (iv) as of the closing date (before giving effect to the Merger), CMS Bancorp and its subsidiaries shall have, on a consolidated basis, nonperforming assets (as defined in the Merger Agreement) less than or equal to $12 million, as well as other conditions to closing that are customary in transactions such as the Merger. In addition, Customers is currently in the process of seeking regulatory approval related to its acquisition of Acacia Federal Savings Bank, headquartered in Falls Church, Virginia (the "Acacia Transaction"). Customers is not required to seek regulatory approval with respect to the Merger until after regulatory approval is received for the Acacia Transaction. Assuming the satisfaction of such conditions, it is currently expected that the Merger will be completed in the first half of calendar year 2013. For additional information about the Merger announcement, see the Company's Form 8-K and press release exhibit filed with the U.S. Securities and Exchange Commission ("SEC") on August 10, 2012.